Per Share Data	6 Months Ended
Sep. 30, 2017
Per Share Data
17.	Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in the six and three months ended September 30, 2016 and 2017 is as follows:

During the six months ended September 30, 2016, the diluted EPS calculation excludes stock options for 2,739 thousand shares, as they were antidilutive. During the six months ended September 30, 2017, the diluted EPS calculation excludes stock options for 356 thousand shares, as they were antidilutive.

During the three months ended September 30, 2016, the diluted EPS calculation excludes stock options for 1,801 thousand shares, as they were antidilutive. During the three months ended September 30, 2017, there were no stock options which were antidilutive.

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Net Income attributable to ORIX Corporation Shareholders	¥142,150	¥165,970

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Net Income attributable to ORIX Corporation Shareholders	¥65,381	¥76,258

	Thousands of Shares
	Six months ended September 30, 2016	Six months ended September 30, 2017
Weighted-average shares	1,309,302	1,282,567
Effect of dilutive securities—
Exercise of stock options	1,171	1,178

Weighted-average shares for diluted EPS computation	1,310,473	1,283,745

	Thousands of Shares
	Three months ended September 30, 2016	Three months ended September 30, 2017
Weighted-average shares	1,309,143	1,279,276
Effect of dilutive securities—
Exercise of stock options	1,227	1,277

Weighted-average shares for diluted EPS computation	1,310,370	1,280,553

	Yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥108.57	¥129.40
Diluted	¥108.47	¥129.29

	Yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥49.94	¥59.61
Diluted	¥49.89	¥59.55

Note:

The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock shares to be deducted in calculation of the weighted-average shares for EPS computation. (1,907,951 and 2,055,862 shares for the six months ended September 30, 2016 and 2017, 2,066,751 and 2,003,201 shares for the three months ended September 30, 2016 and 2017)